Related party balances and transactions - Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party balances and transactions
Aeronautical/Commercial revenue	$ 14,267	$ 9,957	$ 6,263
Fees	(10,300)	(7,266)	(6,795)
Interest accruals	660	1,240	695
Acquisition of goods and services	(22,955)	(22,278)	(10,743)
Others	$ (4,198)	$ (4,367)	$ (4,201)